Share-based compensation (Details) ¥ in Thousands		12 Months Ended
	Dec. 28, 2020 shares	Dec. 31, 2020 CNY (¥) installment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 30, 2019 shares	Feb. 28, 2019 shares	Sep. 30, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense | ¥		¥ 929,098	¥ 52,714	¥ 6,802
Parent Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense | ¥		¥ 716,411	¥ 28,772	¥ 799
Contractual term (in years)		10 years
Parent Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		4 years
Equal annual installments for vesting | installment		4
Parent Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		7 years
Equal annual installments for vesting | installment		7
Parent Incentive Plans | Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance					22,493,577	22,493,577	22,493,577
2021 Plan | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance	22,493,577
Number of additional shares authorized	5,747,262